Leases - Additional Information (Details) $ in Thousands						3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2023 USD ($)	Mar. 15, 2022 USD ($)	Mar. 04, 2022 USD ($)	Jan. 05, 2022 USD ($) ft²	Nov. 06, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 25, 2022 USD ($)	Aug. 31, 2021 a	Jul. 05, 2021 USD ($)	Mar. 01, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease Liability						$ 2,392		$ 2,392		$ 2,505
Operating						2,327		2,327		2,454	$ 1,289
Right of use assets exchanged for operating lease liability						$ 0	$ 0	$ 55	$ 1,375	$ 1,375	$ 1,306
Operating lease weighted average discount rate percentage						8.10%	8.00%	8.10%	8.00%	8.00%	7.00%
Right of use asset obtained in exchange for finance lease liability						$ 0	$ 0	$ 0	$ 47	$ 47	$ 338
Finance lease weighted average discount rate percentage						4.60%	12.70%	4.60%	12.70%	12.70%	13.60%
Gain loss on termination of lease								$ 375
Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Initial term of lease				5 years
Operating lease renewal term				5 years
Operating lease montly rent payment				$ 16
Right of use assets exchanged for operating lease liability				$ 1,315
Operating lease weighted average discount rate percentage				9.00%
Base lease rent for renewal				$ 18
Lease Of Truck
Lessee, Lease, Description [Line Items]
Initial term of lease			39 months
Finance lease monthly rent payment			$ 1
Right of use asset obtained in exchange for finance lease liability			$ 47
Finance lease weighted average discount rate percentage			4.70%
Office Space In Austin Texas
Lessee, Lease, Description [Line Items]
Initial term of lease		2 years
Operating lease montly rent payment		$ 3
Right of use assets exchanged for operating lease liability		$ 60
Operating lease weighted average discount rate percentage		4.50%
Data Black River LLC
Lessee, Lease, Description [Line Items]
Operating lease renewal term												1 year
Operating lease montly rent payment												$ 1
Gateway Properties LLC For General Administration And Office Purpose
Lessee, Lease, Description [Line Items]
Initial term of lease	2 years
Operating lease renewal term	2 years
Operating lease montly rent payment	$ 3
Right of use assets exchanged for operating lease liability	$ 71
Operating lease weighted average discount rate percentage	10.00%
January 1,2022 | Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Area of real estate | ft²				10,000
February 1,2022 | Warehouse And Office Space In Rutledge Tunnese
Lessee, Lease, Description [Line Items]
Area of real estate | ft²				37,906
Ava Data LLC | TENNESSEE
Lessee, Lease, Description [Line Items]
Initial term of lease					5 years
Land Subject to Ground Leases | a													2
Operating lease monthly expense payable					$ 15
Operating Lease, Discount Rate					7.00%
Initial term of lease					5 years
Operating lease renewal term					5 years
Description of purchase option in the lease					at any time after the one-year anniversary
Purchase option in the lease					$ 2,100
Operating Lease Liability					1,136
Operating					$ 1,306
Ava Data LLC | Landlord Promissory Note | TENNESSEE
Lessee, Lease, Description [Line Items]
Original principal amount														$ 175
Operating Lease, Discount Rate														4.00%
Prepaid rent														$ 170
Office Space | Gateway Rental Properties LLC
Lessee, Lease, Description [Line Items]
Finance lease monthly expense payable															$ 3
Initial term of lease															2 years
Finance Lease, Renewal Term															2 years
Purchase option in the lease															$ 375
Finance lease liability and Right-of-Use Asset															$ 338
Finance Lease, Discount Rate															15.20%